(American Funds Logo)
American Funds (SM)
The right choice for the long term (SM)
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
The American Funds
Tax-Exempt Series I
(picture of lighthouse)
Annual report for the year ended July 31, 2002
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)



The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2002 (the most recent calendar quarter):

Class A shares                                      1 year    5 years  10 years

Reflecting 3.75% maximum sales charge
  The Tax-Exempt Fund of Maryland                    +2.04%    +4.48%    +5.46%
  The Tax-Exempt Fund of Virginia                    +2.08%    +4.67%    +5.56%


Results for other share classes can be found on page 33. For the most current investment results, please refer to americanfunds.com. Please see inside back cover for important information about other share classes.

The Funds' 30-day yields for Class A shares as of August 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, were 3.24% for The Tax-Exempt Fund of Maryland and 3.06% for The Tax-Exempt Fund of Virginia. The Funds' distribution rates for Class A shares as of that date were 3.95% and 3.61%, respectively. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities, while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult your tax adviser.

Cover: Historic Thomas Point Lighthouse in the Chesapeake Bay.

Fellow shareholders:

In contrast with the turbulent stock market, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia proved to be rewarding investments for the fiscal year ended July 31. Both Funds continued to provide stability and a solid level of income free of Federal as well as their respective state taxes.

The Funds' net asset values increased during the 12 months: Maryland's rose from $15.68 a share to $15.93 a share, while Virginia's increased from $16.29 a share to $16.57 a share. The Maryland Fund paid income dividends of 69 cents a share. The Virginia Fund's dividends totaled 66 cents a share, plus a capital gain distribution of 2.6 cents a share paid on November 21, 2001.

If, like most shareholders, you reinvested your distributions, your total return was:

     6.1% for the Maryland Fund
     6.1% for the Virginia Fund

For the same period, the Lipper Maryland Municipal Debt Funds Average had a total return of 5.6% and the Lipper Virginia Municipal Debt Funds Average had a total return of 5.3%.

For those who reinvest, the Maryland Fund's income return of 4.48% was the equivalent of 7.89% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 43.2%. The Virginia Fund's income return of 4.12% was the equivalent of 7.12% from a taxable investment if you are in the highest combined Federal and state tax bracket of 42.1%.

The economy and the markets

The United States economy made a sluggish recovery during the Fund's fiscal year. Household spending continued to be relatively strong, and personal income levels remained good. Refinancing of home mortgages aided the recovery. However, business capital spending - a key generator of economic recovery - was still very weak. A slumping stock market, a wave of corporate financial reporting scandals and uneven consumer demand led to lower capital expenditures by corporations.

After 11 consecutive rate reductions in calendar 2001, the Federal Reserve decided to keep the federal funds rate at 1.75%, its lowest level in 40 years. As inflation remains low, it is anticipated that the federal funds rate will remain stable in the near future.

Highly rated municipal bonds benefited during the year from a flight to quality, as most stock sectors were damaged by a decline in investor confidence. Corporate bonds were hurt by the negative publicity surrounding accounting scandals, weak corporate earnings and growing defaults.

Maryland and Virginia economies and local concerns

The Maryland and Virginia economies were hurt by the September 2001 terrorist attacks and layoffs and bankruptcies in the area's telecommunications industry, but signs of recovery appeared in the last months of the fiscal year. Although tourism declined after the attacks, visitors are beginning to return to area attractions. Defense contractors in Maryland and Virginia may benefit from increased federal spending on the war on terrorism and enhanced domestic security.

Both the Maryland and Virginia Funds hold a small number of airport municipal bonds, whose prices have fallen because of the terrorist attacks. The Funds' investment adviser will continue to monitor the situation closely.

The Funds' portfolios

The Maryland and Virginia portfolios are well diversified and slightly more conservatively postured than a year ago. Both contain a heavy concentration of quality bonds that are highly liquid and can be sold readily to take advantage of attractive investment opportunities. On July 31, issues rated AA or better accounted for 62% of the net assets in the Maryland portfolio (up slightly from 60% last year) and for 78% in the Virginia portfolio (up from 75% a year ago.) Bonds rated below BBB - which carry greater risk and are owned because they enhance the Funds' income stream and long-term total return potential - represented 14% of net assets for Maryland (versus 16% a year ago) and 7% for Virginia (versus 9% last year).

The average effective life of the portfolios' bonds declined moderately during the fiscal year. It was 7.6 years for the Maryland Fund on July 31, 2002 versus
9.6 years 12 months earlier, and 7.8 years for the Virginia Fund versus 8.6 years on July 31, 2001.

Both Funds enjoyed solid inflows from shareholder purchases of Fund shares during the fiscal year. As a result and in keeping with the policy of buying and holding issues for the long term, the Funds purchased many more issues than they sold during the year. The Maryland Fund purchased 26 new issues while selling or redeeming just seven. In the Virginia Fund, 35 new issues were added and 16 were sold or redeemed.

Looking forward

The past year was the second year in a row that quality municipal bonds have done well. The Maryland Fund had an average annual return of 7.4% over the past two years, and the Virginia Fund posted an average annual return of 7.7% for that period. We caution our shareholders that those returns occurred in a period of sharply declining interest rates; in the current low-interest-rate environment, it may be difficult for the Funds to maintain this pace in the coming year.

In fiscal 2002, the total number of shareholder accounts, with all share classes combined, rose from 2,183 to 2,876 for the Maryland Fund, an increase of 32%, and from 2,364 to 3,201 for the Virginia Fund, an increase of 35%. If you are one of our new shareholders, we welcome you to the Funds, and we thank all our shareholders for their support.

Sincerely,

(signature)
James H. Lemon, Jr., Chairman

(signature)
Harry J. Lister, Vice Chairman

(signature)
Jeffrey L. Steele, President

September 18, 2002

The growth of a $10,000 investment

The Tax-Exempt Fund of Maryland

 Average compound returns <F1>
(for periods ended July 31, 2002)

  1 year    5 years  10 years
   +2.17     +4.19     +5.27

(graph showing that a $10,000 in 1992 would have reached the following values:

Year                               Lipper MD     Lehman Bros
ended     TEFMD       TEFMD        Muni Funds    Muni Bond
7/31      @ mop (1)   @ nav (2)    Average       Index           CPI

  1992      9,625       10,000        10,000       10,000       10,000
  1993     10,343       10,743        10,816       10,884       10,278
  1994     10,488       10,895        10,926       11,088       10,562
  1995     11,286       11,723        11,678       11,961       10,854
  1996     11,959       12,422        12,334       12,750       11,174
  1997     13,097       13,605        13,453       14,057       11,423
  1998     13,866       14,403        14,160       14,900       11,616
  1999     14,181       14,731        14,440       15,329       11,865
  2000     14,469       15,030        14,805       15,989       12,299
  2001     15,738       16,348        16,176       17,601       12,633
  2002     16,704       17,352        17,138       18,782       12,819


The Tax-Exempt Fund of Virginia

 Average compound returns <F1>
(for periods ended July 31, 2002)

  1 year    5 years  10 years
   +2.12     +4.36     +5.28


                               Lipper VA     Lehman Bros
        TEFVA                  Muni Funds    Muni Bond
 7/31  @ mop (1)    @ nav(2)   Average       Index         CPI

1992    9,625      10,000        10,000      10,000        10,000
1993   10,327      10,728        10,827      10,884        10,278
1994   10,506      10,913        10,913      11,088        10,562
1995   11,302      11,741        11,654      11,961        10,854
1996   11,920      12,382        12,381      12,750        11,174
1997   13,006      13,511        13,583      14,057        11,423
1998   13,661      14,191        14,330      14,900        11,616
1999   13,963      14,504        14,592      15,329        11,865
2000   14,416      14,975        14,971      15,989        12,299
2001   15,770      16,382        16,403      17,601        12,633
2002   16,728      17,377        17,329      18,782        12,819


<F1>Assumes reinvestment of all distributions and payment of the 3.75% maximum sales charge at the beginning of the stated periods.

<F2> The index is a national index not limited to Maryland or Virginia bonds. It is unmanaged and does not reflect sales charges, commissions or expenses.

<F3> Results at net asset value (not including sales charge).

<F4> With all distributions reinvested.

<F5> The Lipper average does not reflect sales charges.

<F6> Results reflect payment of maximum sales charge of 3.75% on the $10,000 investment. Thus, the net value invested was $9,625. As outlined in the prospectus, the sales charge is reduced for larger investments.

<F7> Computed from data supplied by the U.S. Department of Labor, Bureau of
Labor Statistics.

Past results are not predictive of future results.

The Tax-Exempt Fund of Maryland
July 31, 2002

Diversification
(pie chart of Quality diversification)
Quality diversification:
Moody's/S&P ratings (best of either)<F1>
     Aaa/AAA                     44.0%
     Aa/AA                       18.2%
     A/A                          7.4%
     Baa/BBB                      8.4%
     Lower than BBB              13.7%
     Cash and equivalents         8.3%

(pie chart of maturity diversification)
Maturity diversification:<F2>
     Under 1 year                 8.3%
     1 to 10 years               76.2%
     10+ to 20 years             10.8%
     20+ to 30 years              3.2%
     30+ years                    1.5%

Average life<F3> 7.61 years


<F1> If ratings are not available, they are assigned by the Fund's research analysts.

<F2> Securities are included at prerefunded dates, not maturity dates.

<F3> Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the Maryland Fund is 8.98 years.


Why triple tax-free investing can be worthwhile

To use this table, find your estimated taxable income to determine your combined Federal and Maryland tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 3.95% tax-free distribution rate in August 2002.

                                              Combined
                                             Federal and      In Maryland, a tax-exempt yield of:
              Your taxable income             Maryland     3%        4%       5%         6%        7%
        Single                   Joint      tax rate<F1>     is equivalent to a taxable yield of:
 $ 3,001  -    6,000   $  3,001  -  12,000     16.7%       3.6%      4.8%      6.0%      7.2%      8.4%
   6,001  -   27,950     12,001  -  46,700     21.3        3.8       5.1       6.4       7.6       8.9
  27,951  -   67,700     46,701  - 112,850     32.4        4.4       5.9       7.4       8.9      10.4
  67,701  -  141,250    112,851  - 171,950     35.2        4.6       6.2       7.7       9.3      10.8
 141,251  -  307,050    171,951  - 307,050     39.8        5.0       6.6       8.3      10.0      11.6
   Over 307,050           Over 307,050         43.2        5.3       7.0       8.8      10.6      12.3

<F1>Based on 2002 Federal and 2002 Maryland state and county tax rates (at 7.43%
individually calculated for each bracket and averaged to fit within Federal brackets). 2002 Federal tax brackets are projected. The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.

Investment portfolio
July 31, 2002

                                                             Principal    Market
                                                                amount     value
The Tax-Exempt Fund of Maryland                                  (000)     (000)

Fixed-income securities - 91.71%
Maryland

State Obligations

Community Dev. Administration, Dept. of Housing and Community Dev.:
  Residential Rev. Bonds, AMT:
    1998 Series B:
      5.00% 2008                                                $1,610  $  1,724
      5.00% 2009                                                 1,680     1,790
    2001 Series H, AMT:
      5.20% 2022                                                 1,000     1,010
      4.40% 2025                                                 1,000     1,026
  Single Family Program Bonds, 1994 First Series:
    5.80% 2009                                                   2,000     2,045
    5.70% 2017                                                     245       247

Dept. of Transportation:
  Consolidated Transportation Bonds, Series 2002, 5.50% 2017     2,000     2,256
  Project Cert. of Part. (Mass Transit Administration Project),
  Series 2000, AMT, 5.00% 2008                                   1,535     1,657

Econ. Dev. Corp.:
  Lease Rev. Bonds (Department of Transportation Headquarters
  Fac.), 2002 Series:
    5.00% 2014                                                   1,755     1,888
    5.375% 2019                                                  1,500     1,603
  Utility Infrastructure Rev. Bonds (University of Maryland,
  College Park Project), 2001 Series, AMBAC Insured:
    5.25% 2011                                                   3,425     3,818
    5.375% 2015                                                  2,230     2,434

Energy Fncg. Administration, Limited Obligation Solid Waste
Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore
L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                   3,500     3,781

G.O. Bonds, State and Local Facs.:
  Second Series Loan of 1999:
    Series W, 5.00% 2011                                           500       544
    Series X, 5.25% 2012                                         2,000     2,193
  First Series Loan:
    2000, Series H, 5.50% 2010                                   2,000     2,266
    2001, Series H, 5.50% 2011                                   1,000     1,132

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998,
  FSA Insured, 5.125% 2028                                       1,000     1,004
  (Charity Obligated Group-Daughters of Charity National
  Health System), Hospital Rev. Bonds, Series 1997 D,
  4.60% 2026 (Preref. 2003)                                     $1,630$    1,690
  Collington Episcopal Life Care Community Issue,
  Rev. Bonds, Series 2001 A, 6.75% 2023                          2,000    2,027
  Good Samaritan Hospital Issue, Rev. Bonds, Escrowed to
  Maturity, Series 1993, 5.70% 2009                              1,000     1,132
  Howard County:
    General Hospital Acquisition Issue, Johns Hopkins
    Medicine, Rev. Bonds, Series 1998, MBIA Insured,
    5.00% 2029                                                     500       500
    General Hospital Issue, Rev. Bonds, Escrowed to Maturity,
    Series 1993:
      5.50% 2013                                                 2,000     2,111
      5.50% 2021                                                 1,000     1,056
  Institute College of Art Issue, Rev. Bonds, Series 2001,
  5.50% 2032                                                     1,250     1,253
  Johns Hopkins University Issue, Ref. Rev. Bonds:
    Series 2001 A:
      5.00% 2011                                                 1,000     1,094
      5.00% 2013                                                 1,000     1,077
    Series 2002 A, 5.00% 2032                                    1,000       996
  Medlantic/Helix Issue, Rev. Bonds, Series 1998 B,
  AMBAC Insured, 5.25% 2038                                      1,500     1,546
  Memorial Hospital of Cumberland Issue, Rev. Ref. Bonds,
  Series 1992, 6.50% 2010 (Preref. 2004)                           750       814
  Mercy Medical Center Issue, Project and Ref. Rev. Bonds,
  Series 1996, FSA Insured, 6.50% 2013                           2,000     2,388
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
  (Heron Point of Chestertown), Series 1998 A:
    5.75% 2019                                                   1,500     1,497
    5.75% 2026                                                   1,640     1,616
  Roland Park Place Issue, Ref. and Project Rev. Bonds,
  Series 1999, 5.50% 2014                                          525       539
  Suburban Hospital Issue, Ref. Rev. Bonds, Series 1993,
  5.125% 2021                                                    1,500     1,475
  The Johns Hopkins Medical Institutions Parking Facs. Issue,
  Parking Rev. Bonds, Series 2001, AMBAC Insured, 5.00% 2034       880       874
  University of Maryland Medical System Issue, Rev. Bonds,
  Series 2000, 6.75% 2030                                        2,000     2,178

Northeast Maryland Waste Disposal Auth. Resource Recovery
Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998,
AMT, 5.00% 2012                                                  2,500     2,411

Transportation Auth.:
  Airport Parking Rev. Bonds, Baltimore/Washington
  International Airport Projects, Series 2002 B, AMT,
  AMBAC Insured, 5.375% 2015                                     2,000     2,150
  Facs. Project, Transportation Facs. Projects Rev. Bonds,
  Series 1992, 5.80% 2006                                        1,000     1,120

University System, Auxiliary Fac. and Tuition Rev. Bonds,
2001 Series B, 4.00% 2013                                        2,500     2,514

Water Quality Fncg. Administration, Revolving Loan Fund
Rev. Bonds, Series 1991 B, 0% 2005                                 700       648

City & County Obligations

Anne Arundel County:
  Econ. Dev. Corp., Rev. Bonds (Golf Course System),
  Series 2001, 8.25% 2028                                        2,000     2,002
  G.O. Bond, Series 2002, 5.25% 2012                             1,000     1,117
  Special Obligation Bonds:
    (Arundel Mills Project), Series 1999, 7.10% 2029             2,000     2,160
    (National Business Park Project), Series 2000, 7.375% 2028 1,500 1,621 Tax Increment Financing Bonds (Parole Town Center Project),
  Series 2002, 5.00% 2012                                        2,000     2,005

City of Baltimore:
  (Mayor and City Council of Baltimore) Project and Ref.
  Rev. Bonds (Water Projects):
    Series 1994 A, FGIC Insured:
      5.00% 2024                                                   410       419
      5.00% 2024 (Escrowed to maturity)                            810       826
    Series 2002 A, FGIC Insured, 5.00% 2021                      1,975     2,005
  Project and Ref. Rev. Bonds (Water Projects), FGIC Insured,
  Series 1994 A, 6.00% 2015                                      1,500     1,776
Mayor and City Council of Baltimore:
  Convertible Ref. Rev. Bonds (Baltimore City Parking System
  Facs.), Series 1996 A, FGIC Insured, 5.90% 2009                1,500     1,727
  Port Fac. Rev. Bonds (Consolidation Coal Sales Company
  Project), Series 1984 B, 6.50% 2011                              500       517

Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds
(67th Issue), 5.00% 2018                                         1,500     1,571

Calvert County (Asbury-Solomons Island Fac.):
  Econ. Dev. Ref. Rev. Bonds, Series 1997, MBIA Insured:
    5.00% 2009                                                   1,000     1,090
    5.00% 2017                                                   1,000     1,037
  Econ. Dev. Rev. Bonds,Series 1995,8.625% 2024(Preref. 2005)    2,300     2,690

Carroll County, EMA Obligated Group Issue (Fairhaven and
Copper Ridge), Ref. Rev. Bonds, Series 1999 A, Asset Guaranty
Insured, RADIAN Insured, 5.50% 2019                              1,265     1,324

City of Frederick, General Improvement Bonds, 1992 Ref. Series,
FGIC Insured, 6.125% 2008 (Preref. 2002)                           890       922

Frederick County:
  G.O. Public Facs. Bonds, Series 2000, 5.10% 2017               1,000     1,060
  Special Obligation Bonds (Urbana Community Dev. Auth.),
  Series 1998, 6.625% 2025                                       2,000     2,061

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (Preref. 2002)                             970       993

Montgomery County:
  Economic Dev. Rev. Bonds (Trinity Health Credit Group),
  Series 2001, 5.50% 2016                                        1,000     1,080
  G.O. Consolidated Public Improvement Bonds:
    Series 2000 A, 5.30% 2013                                    1,000    1,099
    Series 2001 A:
      4.75% 2011                                                 2,500     2,693
      4.75% 2012                                                 1,000     1,076
      5.25% 2015                                                 2,000     2,189
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan), 1995 Issue A,
    6.10% 2015                                                   2,025     2,147
    Multifamily Rev. Bonds (Strathmore Court at White Flint),
    1994 Issue A-2, 7.50% 2024 (Preref. 2004)                    2,000     2,238
    Single Family Mortgage Rev. Bonds:
      1997 Series A, 5.50% 2009                                    610       664
      1998 Series B:
        4.80% 2009                                                 600       603
        4.90% 2010                                                 500       529
  Northeast Maryland Waste Disposal Auth., Solid Waste Rev.
  Bonds (Resource Recovery Project), Series 1993 A, AMT:
    6.00% 2006                                                   1,115     1,231
    6.00% 2007                                                   2,000     2,224
    6.30% 2016                                                   1,500     1,550
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996 A,
  6.00% 2014                                                     2,355     2,405
  Special Obligation Bonds:
    (Kingsview Village Center Dev. Dist.), Series 1999,
    6.90% 2021                                                   2,380     2,500
    (West Germantown Dev. Dist.):
      Senior Series 2002 A, RADIAN Insured, 5.375% 2020            750       770
      Junior Series 2002 B, 6.70% 2027                           1,700     1,726

Prince George's County:
  (Dimensions Health Corp. Issue), Project and Ref. Rev. Bonds,
  Series 1994, 5.375% 2014                                       2,985     1,559
  Housing Auth.:
    GNMA/FNMA Collateralized Single Family Mortgage Rev.
    Bonds, AMT:
      Series 1994 A, 6.60% 2025                                    565       583
      Series 1998 A, 4.65% 2019                                  1,815     1,868
    Mortgage Rev. Bonds (GNMA Collateralized-Langley Garden
    Apartments Project), Series 1997 A, AMT, 5.60% 2017          1,130     1,191
  Solid Waste Management System Rev. Bonds, Series 1993,
  FSA Insured:
    6.50% 2007                                                   1,205     1,280
    6.50% 2007 (Preref. 2003)                                      795       846
  Special Obligation Bonds (Woodview Village Infrastructure
  Improvements), Series 1997 A, 8.00% 2026                       1,875     2,085

District of Columbia

Washington Metropolitan Area Transit Auth., Gross Rev. Transit
Ref. Bonds, Series 1993, FGIC Insured, 6.00% 2008                1,480     1,701

Washington Suburban Sanitary Dist., Montgomery and Prince
George's Counties G.O. Bonds:
  Ref. Bonds of 1997, 5.75% 2017                                 1,510     1,749
  Ref. Bonds of 2001, 4.50% 2015                                 3,000     3,091

Puerto Rico

Electric Power Auth.:
  Rev. Bonds, Series DD, FSA Insured, 4.50% 2019                 1,000       995
  Rev. Ref. Bonds:
    Series GG, FSA Insured, 4.75% 2021                           1,020     1,019
    Series KK, XLCA Insured, 5.00% 2011                          1,000     1,095
    Series Y, MBIA Insured, 7.00% 2007                           1,000     1,192

Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc.
Project), 1996 Series A, AMT, 6.25% 2026                         1,000       774

Public Fin. Corp. (Commonwealth Appropriation Bonds),
2001 Series E, 6.00% 2026                                          500       568

Public Improvement Ref. Bonds (G.O. Bonds), Series 1998,
5.00% 2007                                                         500       544

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan
Notes), Series 1998 A:
  5.20% 2009                                                     1,500     1,597
  5.20% 2010                                                     1,000     1,056

Total fixed-income securities (cost $141,415,000)                        147,564
Short-term securities - 7.22%

Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Project),
Series 1999 A, 1.45% 20291                                         600       600

Energy Fncg. Administration, Limited Obligation Solid Waste
Disposal Fac. Rev. Bonds (Cimenteries CBR S.A. Project),
Series 2000, AMT, 1.60% 2035<F1>                                 2,100     2,100

Health and Higher Educational Fac. Auth.:
  Pooled Loan Program Rev. Bonds, Series 1994 D, 1.45% 2029<F1>  2,560     2,560
  Rev. Bonds, Charlestown Community Issue, Series 1998 A,
  1.30% 2028<F1>                                                   900       900

Housing Opportunities Commission of Montgomery County
(Montgomery County), Variable Rate Housing Rev. Bonds,
1997 Issue I (The Grand), AMT, 1.34% 2030<F1>                      500       500

Howard County:
  Consolidated Public Improvement, Commercial Paper Bond
  Anticipation Notes, Series C, 1.20% 8/1/2002                   3,400     3,400
  Multifamily Housing Rev. Ref. Bonds (Avalon Meadows
  Apartments Project), Series 1996, 1.30% 2026<F1>                 850       850

Montgomery County, Consolidated Public Improvement Commercial
Paper Bond Anticipation Notes, Series 2002, 1.25% 9/3/2002         700       700

Total short-term securities (cost $11,610,000)                            11,610

Total investment securities (cost: $153,025,000)                         159,174
Excess of cash and receivables over payables                               1,725
Net assets                                                              $160,899


<F1>Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements

Key to Abbreviations
AMT            = Alternative Minimum Tax
Auth.          = Authority
Cert. of Part. = Certificates of Participation
Dept.          = Department
Dev.           = Development
Dist.          = District
Econ.          = Economic
Fac.           = Facility
Facs.          = Facilities
Fin.           = Finance
Fncg.          = Financing
G.O.           = General Obligation
Preref.        = Prerefunded
Ref.           = Refunding
Rev.           = Revenue

Financial statements
                                                        (dollars and shares
                                                       in thousands, except
The Tax-Exempt Fund of Maryland                         per-share amounts)

Statement of assets and liabilities
July 31, 2002

Assets:
  Investment securities at market (cost: $153,025)                      $159,174
  Cash                                                                        97
  Receivables for:
    Sales of Fund's shares                                   $   541
    Interest                                                   1,471       2,012
                                                                         161,283
Liabilities:
  Payables for:
    Repurchases of Fund's shares                                  34
    Dividends on Fund's shares                                   201
    Management services                                           53
    Services provided by affiliates                               72
    Deferred Trustees' compensation                               23
    Other fees and expenses                                        1         384

Net assets at July 31, 2002                                             $160,899

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $154,594
  Undistributed net investment income                                        104
  Undistributed net realized gain                                             52
  Net unrealized appreciation                                              6,149
Net assets at July 31, 2002                                             $160,899


                                                                       Net Asset
                                                            Shares     value per
                                              Net assets  outstanding  share<F1>
Shares of beneficial interest issued and outstanding - unlimited shares authorized

Class A                                         $138,587       8,702    $15.93
Class B                                           11,229         705     15.93
Class C                                            6,006         377     15.93
Class F                                            1,956         123     15.93
Class R-5                                          3,121         196     15.93


<F1>Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.55.


See Notes to Financial Statements
The Tax-Exempt Fund of Maryland                       (dollars in thousands)

Statement of operations
for the year ended July 31, 2002

Investment income:
  Income:
    Interest                                                              $7,257
  Fees and expenses:
    Investment advisory services                                $318
    Business management services                                 253
    Distribution services                                        426
    Transfer agent services                                       33
    Administrative services                                        8
    Reports to shareholders                                       34
    Registration statement and prospectus                         13
    Postage, stationery and supplies                               5
    Trustees' compensation                                        10
    Auditing and legal                                            28
    Custodian                                                      3       1,131
  Net investment income                                                    6,126

Net realized gain and unrealized appreciation on investments:
  Net realized gain on investments                                            97
  Net unrealized appreciation on investments                               2,237
    Net realized gain and unrealized
      appreciation on investments                                          2,334
Net increase in net assets resulting from operations                      $8,460

See Notes to Financial Statements

Financial statements
The Tax-Exempt Fund of Maryland                       (dollars in thousands)

Statement of changes in net assets                      Year ended July 31
                                                             2002        2001
Operations:
  Net investment income                                   $    6,126   $   5,166
  Net realized gain on investments                                97         210
  Net unrealized appreciation on investments                   2,237       3,720
    Net increase in net assets resulting from operations       8,460       9,096

Dividends paid to shareholders from net investment income    (6,103)     (5,176)

Capital share transactions                                    34,587      19,336

Total increase in net assets                                  36,944      23,256

Net assets:
  Beginning of year                                          123,955     100,699
  End of year (including undistributed net
    investment income: $104 and $82, respectively)          $160,899    $123,955

See Notes to Financial Statements

Financial highlights<F1>

The Tax-Exempt Fund of Maryland

                      Income from investment operations<F2>      Dividends and distributions

                                           Net gains   Total     Divi-                                    Net   Ratio of   Ratio
                                          (losses) on  from      dends  Distri-           Net           assets,  expens-  of net
                       Net asset   Net    securities  invest-  from net butions          asset          end of   es to    income
                        value,   invest- (both real-   ment     invest-  (from   Total  value,   Total  period    aver   to aver-
                       beginning  ment     ized and   opera-     ment   capital distri- end of  return    (in    age net  age net
                       of period income   unrealized)  tions    income) gains)  butions period   <F3>  millions) assets   assets

 Class A:
 Year ended 7/31/2002   $15.68    $ .69      $ .25    $  .94     $(.69) $-      $(.69) $15.93    6.14%   $139      .75%    4.40%
 Year ended 7/31/2001    15.12      .74        .56      1.30      (.74)  -       (.74)  15.68    8.77     119      .80     4.77
 Year ended 7/31/2000    15.57      .74       (.45)      .29      (.74)  -       (.74)  15.12    2.03     100      .82     4.92
 Year ended 7/31/1999    16.04      .74       (.37)      .37      (.74)   (.10)   (.84)  15.57    2.27     110      .78     4.63
 Year ended 7/31/1998    16.02      .78        .14       .92      (.78)   (.12)   (.90)  16.04    5.87     101      .79     4.84


 Class B:
 Year ended 7/31/2002    15.68      .57        .25       .82      (.57)  -       (.57)  15.93    5.35      11     1.49     3.62
 Year ended 7/31/2001    15.12      .62        .56      1.18      (.62)  -       (.62)  15.68    7.96       4     1.54     3.91
 Period from 3/15/2000
   to 7/31/2000          15.01      .16        .18       .34      (.23)  -       (.23)  15.12    2.26       1      .58     1.32


 Class C:
 Year ended 7/31/2002    15.68      .55        .25       .80      (.55)  -       (.55)  15.93    5.20       6     1.64     3.51
 Period from 4/12/2001
   to 7/31/2001          15.49      .15        .20       .35      (.16)  -       (.16)  15.68    2.29       1      .49     1.02


 Class F:
 Year ended 7/31/2002    15.68      .64        .25       .89      (.64)  -       (.64)  15.93    5.81       2      .99     4.18
 Period from 6/15/2001
   to 7/31/2001          15.59      .07        .09       .16      (.07)  -       (.07)  15.68    1.03  -<F4>      .14      .45


 Class R-5:
 Period from 7/15/2002
   to 7/31/2002          15.91      .03        .02       .05      (.03)  -       (.03)  15.93     .31       3      .02      .18


Supplemental data - all classes Year ended July 31

                               2002      2001      2000      1999      1998
Portfolio turnover rate          5%       16%       12%       11%       10%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
<F2> Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
<F3> Total returns exclude all sales charges, including contingent deferred sales charges.
<F4> Amount less than one million.


The Tax-Exempt Fund of Virginia
July 31, 2002


Diversification


Quality diversification:
(pie chart of Quality diversification)
Moody's/S&P ratings (best of either)<F1>
     Aaa/AAA                      31.7%
     Aa/AA                        45.9%
     A/A                           4.1%
     Baa/BBB                       3.3%
     Lower than BBB                7.1%
     Cash and
     equivalents                   7.9%

Maturity diversification:<F2>
(pie chart of Maturity diversification)
     Under 1 year                  7.9%
     1 to 10 years                71.6%
     10+ to 20 years              17.9%
     20+ years                     2.6%


Average life<F3> 7.81 years


<F1> If ratings are not available, they are assigned by the Fund's research analysts.
<F2> Securities are included at prerefunded dates, not maturity dates.
<F3> Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the Virginia Fund is 9.44 years.


Why double tax-free investing can be worthwhile

To use this table, find your estimated taxable income to determine your combined Federal and Virginia tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 3.61% tax-free distribution rate in August 2002.

                                              Combined
                                             Federal and      In Virginia, a tax-exempt yield of:
              Your taxable income             Virginia     3%        4%       5%         6%        7%
        Single                   Joint      tax rate<F1>     is equivalent to a taxable yield of:
 $ 3,001  -    5,000   $  3,001  -   5,000     12.7%       3.4%      4.6%      5.7%      6.9%      8.0%
   5,001  -    6,000      5,001  -  12,000     14.5        3.5       4.7       5.8       7.0       8.2
   6,001  -   17,000     12,001  -  17,000     19.3        3.7       5.0       6.2       7.4       8.7
  17,001  -   27,950     17,001  -  46,700     19.9        3.7       5.0       6.2       7.5       8.7
  27,951  -   67,700     46,701  - 112,850     31.2        4.4       5.8       7.3       8.7      10.2
  67,701  -  141,250    112,851  - 171,950     34.0        4.5       6.1       7.6       9.1      10.6
 141,251  -  307,050    171,951  - 307,050     38.7        4.9       6.5       8.2       9.8      11.4
    Over 307,050         Over 307,050          42.1        5.2       6.9       8.6      10.4      12.1

<F1> Based on 2002 Federal and 2002 Virginia tax rates (at 3% to 5.75%
individually calculated for each bracket and averaged to fit within Federal brackets). 2002 Federal tax brackets are projected. The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are at certain taxable income levels.

Investment portfolio
July 31, 2002

                                                             Principal    Market
                                                                amount     value
The Tax-Exempt Fund of Virginia                                  (000)     (000)

Fixed-income securities - 92.05%

Virginia

State Obligations

College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds (Hampden-Sydney
  College Project), Series 1998, MBIA Insured, 5.00% 2016       $  500$      522
  Educational Facs. Rev. Bonds:
    (21st Century College Program), Series 1998, 5.00% 2017 1,000 1,034 (University of Richmond Project), (Preref. 2009):
      Series 2002 A, 5.00% 2032                                  1,000     1,079
      Series 2000 B, 5.00% 2032                                  2,000     2,158
    (Washington and Lee University Project),
      Series 2001, 5.375% 2021                                   1,000     1,085

Commonwealth Transportation Board:
  Federal Highway Reimbursement Anticipation Notes,
    Series 2000, 5.50% 2010                                      1,300     1,471
  Transportation Rev. Bonds:
    (U.S. Route 58 Corridor Dev. Program), Series 1999 B,
    5.50% 2013                                                   4,750     5,240
    5.00% 2010                                                   1,055     1,154

G.O. Bonds, Series 1997, 5.00% 2012                                940       999

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    1994 Series H, Sub-Series H-1, 6.10% 2003                      500       505
    1998 Series E, Sub-Series E-4, 4.50% 2005                    1,190     1,244
    2000 Series A, AMT:
      Sub-Series A-1, 5.65% 2010                                 1,605     1,736
      Sub-Series A-3, 5.55% 2006                                   730       786
      Sub-Series A-4, 5.30% 2010                                 2,160     2,316
    2001 Series J, Sub-Series J-1, MBIA Insured:
      4.55% 2010                                                 1,000     1,041
      4.65% 2011                                                 1,000     1,043
  Multi-Family Housing Bonds:
    1996 Series B, 5.95% 2016                                    1,000     1,058
    1997 Series B, AMT, 5.80% 2010                               1,185     1,289
    1998 Series I, AMT:
      4.60% 2009                                                 1,320     1,383
      4.70% 2010                                                 1,240     1,296
  Rental Housing 2001 Series K, AMT, 5.00% 2017                    825       842

Northern Virginia Transportation Dist. Commission
(Virginia Railway Express Project), Commuter Rail Rev.
Ref. Bonds, Series 1998, FSA Insured:
  5.375% 2011                                                    1,000     1,112
  5.375% 2014                                                    1,000     1,085

Peninsula Ports Auth.:
  Commonwealth Port Fund Rev. Bonds (2002 Resolution),
  Series 2002, AMT:
    5.00% 2012                                                   1,000     1,067
    5.00% 2013                                                   3,700     3,932
  Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate
  Project), Series 1994, 6.875% 2010 (Preref. 2004)              1,900     2,123
  Health System Rev. Ref. Bonds (Riverside Health System
  Project), Series 1998:
    5.00% 2008                                                   1,200     1,292
    5.00% 2009                                                   1,100     1,180

Public Building Auth., Public Facs. Rev. Bonds:
  Series 1998 B:
    5.00% 2010                                                   1,000     1,074
    5.00% 2011                                                   2,100     2,242
  Series 2000 A, 5.75% 2016                                      1,000     1,111

Public School Auth., School Fncg. Bonds:
  (1991 Resolution), Series 1994 A, 6.20% 2014                   1,500     1,637
  (1997 Resolution):
    Series 1998 A, 5.25% 2007                                    2,000     2,219
    Series 1998 B, 4.50% 2009                                    3,000     3,198
    Series 2002 A, 5.00% 2014                                    2,000     2,147

Resources Auth.:
  Clean Water State Revolving Fund Rev. Bonds,
  Series 2000, 5.25% 2015                                        2,000     2,153
  Infrastructure Rev. Bonds (Pooled Loan Bond Program):
    2001 Series B, AMT, FSA Insured, 4.375% 2010                 1,490     1,537
    Series 2002 A, 5.25% 2014                                    1,460     1,598

Roanoke Valley Resource Auth., Solid Waste System Rev. Bonds,
Series 1992, 5.75% 2012 (Preref. 2002)                           1,500     1,535

Southeastern Public Service Auth., Senior Rev. Ref. Bonds,
Series 1998, AMBAC Insured, 5.00% 2015                           4,825     5,209

Virginia Polytechnic Institute and State University,
University Services System and General Rev. Pledge Bonds,
Series 1996 C, 5.35% 2009                                        1,000     1,084

City & County Obligations

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac.
Rev. and Ref. Bonds (Johnston Memorial Hospital), Series 1998:
  5.00% 2008                                                     1,015     1,075
  5.00% 2009                                                     1,020     1,073

Arlington County, G.O. Ref. Bonds, Series 1993:
  6.00% 2011                                                     1,000     1,172
  6.00% 2012                                                     1,000     1,173

Industrial Dev. Auth. of Arlington County, Resource Recovery
Rev. Bonds (Alexandria/Arlington Waste-to-Energy Fac.), Ogden
Martin Systems of Alexandria/Arlington Inc. Project, Series
1998 B, AMT, FSA Insured, 5.375% 2012                            2,785     2,970

Big Stone Gap, Redev. and Housing Auth., Commonwealth of
Virginia Correctional Fac. Lease Rev. Bonds (Wallens Ridge
Dev. Project), Series 1995, 5.25% 2010                           1,600     1,744

Industrial Dev. Auth. of the County of Charles City:
  Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of
  Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009         2,000     1,942
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
  (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027
  (Preref. 2012)                                                 1,000     1,047

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds, Series of 2001:
    5.50% 2009                                                   1,300     1,474
    5.50% 2011                                                   1,500     1,707
    5.50% 2015                                                   1,000     1,106
  G.O. Ref. Bonds, Series 1993, 5.40% 2008                       1,000     1,125

Chesterfield County Water and Sewer Rev. Ref. Bonds,
Series 1992, 6.375% 2009 (Preref. 2002)                          1,250     1,290

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds
(Danville Regional Medical Center):
  Series 1994, FGIC Insured, 6.00% 2007 (Preref. 2004)           1,000     1,100
  Series 1998, AMBAC Insured:
    5.25% 2012                                                   1,995     2,206
    5.25% 2013                                                   2,000     2,213
    5.25% 2028                                                     720       742

Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds
  (Greenspring Village, Inc. Fac.), Series 1999 A:
    6.75% 2012                                                     500       532
    7.50% 2029                                                   2,500     2,628
  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds (Inova Health Systems Project),
    Series 1998 A, 5.00% 2011                                    1,500     1,581
    Hospital Rev. Ref. Bonds (Inova Health System Hospitals
    Project), Series 1993 A:
      5.00% 2007                                                   750       813
      5.25% 2019                                                 2,500     2,668
      FSA Insured, 5.25% 2019                                    1,000     1,076
      5.00% 2023                                                   500       500
  Redev. and Housing Auth., Multifamily Housing Rev. Bonds
  (Grand View Apartments Project), Series 1998 A, FHA Insured,
  5.05% 2010                                                     1,000     1,041
  Water Auth., Water Ref. Rev. Bonds, Series 1997, 5.00% 2021    1,000     1,035

Industrial Dev. Auth. of Halifax County, Hospital Ref. Rev.
Bonds (Halifax Regional Hospital, Inc.), Series 1998:
  4.65% 2007                                                       600       618
  4.80% 2009                                                     1,000     1,019
  5.00% 2011                                                     1,000     1,016

City of Hampton, G.O. Public Improvement Ref. Bonds:
  Series 1998:
    5.00% 2013                                                  $2,240 $   2,431
    5.00% 2014                                                   2,960     3,211
  Series 2000, 5.25% 2011                                        1,000     1,109

Industrial Dev. Auth. of the County of Hanover, Hospital
Rev. Bonds (Memorial Regional Medical Center Project at
Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                     1,375     1,623
  6.375% 2018                                                    1,500     1,800

Henrico County, Water and Sewer System Rev. Ref. Bonds,
Series 2002, 4.625% 2013                                           580       614

Industrial Dev. Auth. of the County of Henrico, Solid Waste
Disposal Rev. Bonds (Browning-Ferris Industries of South
Atlantic, Inc. Project), AMT:
  Series 1995, 5.30% 2011 (Put 2005)                             1,000       945
  Series 1996 A, 5.45% 2014                                      1,000       860

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds
(Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017 (Preref. 2007)                           1,000     1,140

Town of Leesburg, G.O. Ref. Bonds, Series 1993, 5.60% 2008       1,195     1,246

Dulles Town Center, Community Dev. Auth. (Loudoun County),
Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026                                          2,500     2,517

Industrial Dev. Auth. of Loudoun County, Hospital Rev.
Bonds (Loudoun Hospital Center), Series 1995, FSA Insured,
6.00% 2005                                                       1,000     1,099

Loudoun County:
  G.O. Public Improvement Bonds, Series 2001 B:
    5.00% 2012                                                   1,000     1,081
    5.25% 2015                                                     500       542
  Sanitation Auth., Water and Sewer System Rev. Bonds,
  Series 2000, FSA Insured, 5.00% 2014                           1,185     1,268

City of Manassas, G.O. Bonds, Series 1997 B, AMT, 5.00% 2013     1,000     1,066

City of Norfolk, G.O. Bonds, Capital Improvement and Ref.
Bonds, Series 2002, MBIA Insured, 5.00% 2011                     1,000     1,092

Industrial Dev. Auth. of the City of Norfolk:
  Health Care Rev. Bonds (Bon Secours Health System),
Series 1997, MBIA Insured, 5.00% 2007                            1,250     1,361
  Hospital Rev. Bonds (Daughters of Charity National
  Health System-DePaul Medical Center), Escrowed to Maturity,
  Series 1992 A, 6.20% 2002                                        600       609
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001 B,
AMT, FGIC Insured:
  5.375% 2014                                                    1,485     1,594
  5.375% 2015                                                    1,565     1,667

Gateway Community Dev. Auth. (Prince William County),
Special Assessment Bonds, Series 1999, 6.25% 2026                2,500     2,489

Heritage Hunt Commercial Community Dev. Auth. (Prince William
County), Special Assessment Bonds:
  Series 1999 A, 6.85% 2019                                     $2,019 $   2,110
  Series 1999 B, 7.00% 2029                                        494       519

City of Richmond:
  G.O. Public Improvement Ref. Bonds, Series of 2001,
FGIC Insured, 5.375% 2015                                        1,000     1,098
  Public Utility Rev. and Ref. Bonds,Series 1998 A,5.25% 2009    1,500     1,635

Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds,
FGIC Insured:
  Series 1998, 5.25% 2012                                        1,000     1,111
  Series 2002, 5.25% 2017                                        1,120     1,229

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev.
Bonds (Carillion Health System Obligated Group), Series 2002 A,
MBIA Insured, 5.50% 2015                                         3,500     3,841

City of Virginia Beach:
  Dev. Auth., Hospital Rev. Bonds (Virginia Beach General
  Hospital Project), Series 1993, AMBAC Insured:
    6.00% 2011                                                   1,000     1,164
    5.125% 2018                                                  1,000     1,061
  Dev. Auth., Public Fac. Rev. Bonds (Town Center Project
  Phase I), Series 2002 A:
    5.375% 2017                                                  1,500     1,610
    5.00% 2021                                                   2,000     2,018
  G.O. Public Improvement and Ref. Bonds, Series 2002:
    5.00% 2015                                                   1,500     1,597
    5.00% 2016                                                   1,500     1,582
  G.O. Public Improvement Bonds, Series of 2001:
    5.00% 2012                                                   2,425     2,648
    5.00% 2013                                                   2,425     2,628
  District of Columbia

Metropolitan Washington Airports Auth.:
  Airport System Rev. and Ref. Bonds, Series 1998 B, AMT:
    5.50% 2007                                                   1,500     1,633
    MBIA Insured, 5.25% 2010                                     1,000     1,074
  Airport System Rev. Bonds, Series 2001 A, MBIA Insured,
  5.50% 2014                                                     1,000     1,087

Puerto Rico

Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc.
Project), 1996 Series A, AMT, 6.25% 2026                         1,000       774

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund
Loan Notes):
  Series 1998 A, 5.20% 2009                                      1,000     1,065
  Series 1998 C:
    5.50% 2005                                                   1,000     1,079
    5.50% 2007                                                   1,000     1,085

Total fixed-income securities (cost $163,660,000)                        172,514

Short-term securities - 7.40%

Industrial Dev. Auth. of Albemarle County, Variable Rate
Health Services Ref. Rev. Bonds (The University of Virginia
Health Services Foundation), Series 1998, 1.35% 2022<F1>           735       735

Alexandria Redev. and Housing Auth., Residential Care
Fac. First Mortgage Rev. Bonds (Goodwin House), Multi-Mode
Series 1996 B, 1.50% 2006<F1>                                    2,820     2,820

Industrial Dev. Auth. of the Town of Culpeper, Residential
Care Fac. Rev. Bonds (Virginia Baptist Homes), Series 2000,
1.45% 2030<F1>                                                     675       675

Hospital Auth. of the City of Petersburg, Variable Rate
Hospital Fac. Bonds (Southside Regional Medical Center),
Series 1997, 1.50% 2017<F1>                                      3,685     3,685

Industrial Dev. Auth. of the City of Waynesboro, Variable
Rate Residential Care Facs. Rev. Bonds (Sunnyside Presbyterian
Home), Series 1997, 1.50% 2028<F1>                               5,945     5,945

Total short-term securities (cost $13,860,000)                            13,860

Total investment securities (cost: $177,520,000)                         186,374
Excess of cash and receivables over payables                               1,038
Net assets                                                              $187,412



<F1>Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements

Key to Abbreviations
AMT            = Alternative Minimum Tax
Auth.          = Authority
Dev.           = Development
Dist.          = District
Econ.          = Economic
Fac.           = Facility
Facs.          = Facilities
Fin.           = Finance
Fncg.          = Financing
G.O.           = General Obligation
Preref.        = Prerefunded
Redev.         = Redevelopment
Ref.           = Refunding
Rev.           = Revenue



Financial statements
                                                        (dollars and shares
                                                       in thousands, except
The Tax-Exempt Fund of Virginia                         per-share amounts)

Statement of assets and liabilities
July 31, 2002

Assets:
  Investment securities at market (cost: $177,520)                      $186,374
  Cash                                                                        24
  Receivables for:
    Sales of investments                                      $  400
    Sales of Fund's shares                                     1,365
    Interest                                                   2,205       3,970
                                                                         190,368

Liabilities:
  Payables for:
    Purchases of investments                                   2,162
    Repurchases of Fund's shares                                  70
    Dividends on Fund's shares                                   212
    Bank overdraft                                               351
    Management services                                           57
    Services provided by affiliates                               80
    Deferred Trustees' compensation                               23
    Other fees and expenses                                        1       2,956

Net assets at July 31, 2002                                             $187,412

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $178,076
  Undistributed net investment income                                        126
  Undistributed net realized gain                                            356
  Net unrealized appreciation                                              8,854

Net assets at July 31, 2002                                             $187,412

                                                                       Net Asset
                                                            Shares     value per
                                              Net assets  outstanding  share<F1>
Shares of beneficial interest issued and outstanding - unlimited shares authorized

Class A                                         $169,369      10,219    $16.57
Class B                                            6,667         402     16.57
Class C                                            8,360         505     16.57
Class F                                            1,042          63     16.57
Class R-5                                          1,974         119     16.57


<F1>Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.22.


See Notes to Financial Statements

Financial statements

The Tax-Exempt Fund of Virginia                       (dollars in thousands)

Statement of operations
for the year ended July 31, 2002

Investment income:
  Income:
    Interest                                                              $7,319
  Fees and expenses:
    Investment advisory services                                $333
    Business management services                                 265
    Distribution services                                        439
    Transfer agent services                                       36
    Administrative services                                        7
    Reports to shareholders                                       42
    Registration statement and prospectus                         11
    Postage, stationery and supplies                               8
    Trustees' compensation                                        10
    Auditing and legal                                            28
    Custodian                                                      3
    Other                                                          1       1,183
  Net investment income                                                    6,136

Net realized gain and unrealized appreciation on investments:
  Net realized gain on investments                                           476
  Net unrealized appreciation on investments                               2,862
    Net realized gain and unrealized appreciation on investments           3,338
Net increase in net assets resulting from operations                      $9,474


See Notes to Financial Statements

The Tax-Exempt Fund of Virginia                       (dollars in thousands)

Statement of changes in net assets                      Year ended July 31
                                                             2002        2001
Operations:
  Net investment income                                    $   6,136   $   5,475
  Net realized gain on investments                               476         251
  Net unrealized appreciation on investments                   2,862       5,227
    Net increase in net assets resulting from operations       9,474      10,953

Dividends and distributions paid to shareholders:
  Dividends from net investment income                       (6,099)     (5,475)
  Distributions from net realized gain on investments          (228)          -
    Total dividends and distributions paid to shareholders   (6,327)     (5,475)

Capital share transactions                                    48,491      16,097

Total increase in net assets                                  51,638      21,575

Net assets:
  Beginning of year                                          135,774     114,199
  End of year (including undistributed net investment income:
    $126 and $99, respectively)                             $187,412    $135,774

See Notes to Financial Statements

Financial highlights<F1>
The Tax-Exempt Fund of Virginia

                      Income from investment operations<F2>      Dividends and distributions

                                           Net gains   Total     Divi-                                    Net   Ratio of   Ratio
                                          (losses) on  from      dends  Distri-           Net           assets,  expens-  of net
                       Net asset   Net    securities  invest-  from net butions          asset          end of   es to    income
                        value,   invest- (both real-   ment     invest-  (from   Total  value,   Total  period    aver   to aver-
                       beginning  ment     ized and   opera-     ment   capital distri- end of  return    (in    age net  age net
                       of period income   unrealized)  tions    income) gains)  butions period   <F3>  millions) assets   assets


 Class A:
 Year ended 7/31/2002   $16.29    $ .66      $ .31    $  .97     $(.66)  $(.03)  $(.69) $16.57    6.08%   $169      .73%    4.05%
 Year ended 7/31/2001    15.57      .72        .72      1.44      (.72)  -       (.72)  16.29    9.40     132      .78     4.47
 Year ended 7/31/2000    15.82      .74       (.25)      .49      (.74)  -       (.74)  15.57    3.24     114      .80     4.77
 Year ended 7/31/1999    16.36      .73       (.36)      .37      (.73)   (.18)   (.91)  15.82    2.21     125      .77     4.46
 Year ended 7/31/1998    16.37      .78        .03       .81      (.78)   (.04)   (.82)  16.36    5.03     115      .78     4.73


 Class B:
 Year ended 7/31/2002    16.29      .54        .31       .85      (.54)   (.03)   (.57)  16.57    5.28       7     1.48     3.26
 Year ended 7/31/2001    15.57      .59        .72      1.31      (.59)  -       (.59)  16.29    8.56       3     1.51     3.57
 Period from 3/15/2000
   to 7/31/2000          15.28      .18        .34       .52      (.23)  -       (.23)  15.57    3.40  -<F4>      .59     1.38


 Class C:
 Year ended 7/31/2002    16.29      .52        .31       .83      (.52)   (.03)   (.55)  16.57    5.15       8     1.62     3.13
 Period from 4/18/2001
   to 7/31/2001          16.01      .14        .29       .43      (.15)  -       (.15)  16.29    2.69       1      .46      .89


 Class F:
 Year ended 7/31/2002    16.29      .56        .31       .87      (.56)   (.03)   (.59)  16.57    5.44       1     1.23     3.51
 Period from 4/4/2001
   to 7/31/2001          16.18      .18        .13       .31      (.20)  -       (.20)  16.29    1.95  -<F4>      .31     1.26


 Class R-5:
 Period from 7/15/2002
   to 7/31/2002          16.55      .03        .02       .05      (.03)  -       (.03)  16.57     .29       2      .02      .16


     Supplemental data - all classes Year ended July 31

                               2002      2001      2000      1999      1998
Portfolio turnover rate         10%        5%       22%       13%       25%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
<F2> Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
<F3>Total returns exclude all sales charges, including contingent deferred sales charges.
<F4>Amount less than one million.

Notes to financial statements

1. Organization and significant accounting policies
Organization - The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:

                                      Contingent deferred sales
Share class    Initial sales charge   charge upon redemption             Conversion feature
Class A        Up to 3.75%            None                               None

Class B        None                   Declines from 5% to zero for        Class B converts to Class A
                                      redemptions within six years        after eight years
                                      of purchase

Class C        None                   1% for redemptions within          Class C converts to Class F
                                      one year of purchase               after 10 years

Class F        None                   None                               None

Class R-5      None                   None                               None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

     Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Trust's Board of Trustees.

     Security transactions and related investment income - Security transactions are recorded by each Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     On August 1, 2001, the Funds began amortizing discount daily over the expected life of fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the Funds' net asset value. However, it did result in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the Funds on August 1, 2001. Because the Funds determine their required distributions under Federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as net capital losses and amortization of discount. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2002, the cost of investment securities for Federal income tax purposes was $153,025,000 and $177,520,000, for the Maryland Fund and the Virginia Fund, respectively.

During the year ended July 31, 2002, the Maryland and Virginia Funds reclassified $1,000 and $10,000, respectively, from undistributed net investment income to additional paid-in capital and reclassified $2,000 and $21,000, respectively, from undistributed net realized gain to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Maryland

Undistributed net investment income       $   225
Undistributed long-term gains                  52
Gross unrealized appreciation               7,762
Gross unrealized depreciation              (1,613)

Virginia

Undistributed net investment income       $   235
Undistributed long-term gains                 356
Gross unrealized appreciation               9,267
Gross unrealized depreciation                (413)

The tax character of distributions paid was as follows (dollars in thousands):

Maryland

Year ended July 31, 2002         Distributions from ordinary income    Distributions                Total
                                 Net invest-           Short-term     from long-term            distributions
Share class                      ment income          capital gains    capital gains                paid
Class A                            $5,696                   -               -                   $5,696
Class B                               264                   -               -                      264
Class C                                90                   -               -                       90
Class F                                46                   -               -                       46
Class R-5<F1>                           7                   -               -                        7
Total                              $6,103                   -               -                   $6,103


Year ended July 31, 2001

Class A                            $5,082                   -               -                   $5,082
Class B                                91                   -               -                       91
Class C<F2>                             3                   -               -                        3
Class F<F2>                            -                   -               -                       -
Total                              $5,176                   -               -                   $5,176

Virginia

Year ended July 31, 2002         Distributions from ordinary income    Distributions                Total
                                 Net invest-           Short-term     from long-term            distributions
Share class                      ment income          capital gains    capital gains                paid
Class A                            $5,841                   -             $219                   $6,060
Class B                               140                   -                6                      146
Class C                               103                   -                3                      106
Class F                                12                   -           -<F3>                       12
Class R-5<F1>                           3                   -               -                        3
Total                              $6,099                   -             $228                   $6,327


Year ended July 31, 2001

Class A                            $5,428                   -               -                   $5,428
Class B                                43                   -               -                       43
Class C<F2>                             3                   -               -                        3
Class F<F2>                             1                   -               -                        1
Total                              $5,475                   -               -                   $5,475


<F3>Amount less than one thousand.
VClass R-5 shares were offered beginning July 15, 2002.
<F2>Class C and Class F shares were offered beginning March 15, 2001.


3. Fees and transactions with related parties

Business management services - The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's average net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2002, the business management fee was equivalent to an annualized rate of 0.175% and 0.171% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $26,000 and $33,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Investment advisory services - Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors (AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each Fund's average net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.65% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.220% and 0.215% of average net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The Funds have adopted plans of distribution for Class A, Class B, Class C and Class F shares. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

  Share class          Currently approved limits       Plan limits

  Class A                        0.25%                    0.25%
  Class B                        1.00%                    1.00%
  Class C                        1.00%                    1.00%
  Class F                        0.25%                    0.50%

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $31,000 for the Maryland Fund and $118,000 for the Virginia Fund.

Transfer agent fees - The Funds have a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The Funds have an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts payable for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2002, were as follows (dollars in thousands):


Maryland
                   Distribution       Transfer agent      Administrative
 Share class         services            services            services

 Class A               $325                 $31           Not applicable
 Class B                 73                   2           Not applicable
 Class C                 25             Included in               $5
 Class F                  3           administrative               3
 Class R-5        Not applicable         services                 -<F1>


Virginia
                   Distribution       Transfer agent      Administrative
 Share class         services            services            services

 Class A               $362                 $35           Not applicable
 Class B                 43                   1           Not applicable
 Class C                 33             Included in               $5
 Class F                  1           administrative               2
 Class R-5        Not applicable         services                 -<F1>



<F1>Amount less than one thousand.


Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated Trustees and Officers - All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland

                                                 Reinvestments
                                                 of dividends
 Year ended July 31, 2002      Sales<F1>       and distributions      Repurchases<F1>      Net increase

 Share class                Amount    Shares    Amount    Shares      Amount    Shares    Amount    Shares
 Class A                   $42,944     2,729    $3,656       233   $(28,802)   (1,830)   $17,798     1,132
 Class B                     6,939       442       164        10       (278)      (18)     6,825       434
 Class C                     5,436       346        68         4       (432)      (27)     5,072       323
 Class F                     1,904       121        19         1       (149)       (9)     1,774       113
 Class R-5<F2>               4,237       266         1    -<F4>     (1,120)      (70)     3,118       196

 Total net increase
 (decrease) in Fund        $61,460     3,904    $3,908       248   $(30,781)   (1,954)   $34,587     2,198


 Year ended July 31, 2001

 Class A                   $22,341     1,446    $3,143       204   $(10,120)     (659)   $15,364       991
 Class B                     3,185       206        42         2       (249)      (16)     2,978       192
 Class C<F3>                   838        54         2    -<F4>          -        -       840        54
 Class F<F3>                   154        10    -<F4>    -<F4>          -        -       154        10

 Total net increase
 (decrease) in Fund        $26,518     1,716    $3,187       206   $(10,369)     (675)   $19,336     1,247


 Virginia

                                                 Reinvestments
                                                 of dividends
 Year ended July 31, 2002      Sales<F1>       and distributions      Repurchases<F1>      Net increase

 Share class                Amount    Shares    Amount    Shares      Amount    Shares    Amount    Shares
 Class A                   $49,229     3,016    $3,640       223   $(18,438)   (1,129)   $34,431     2,110
 Class B                     4,457       273       103         6       (613)      (37)     3,947       242
 Class C                     7,667       471        76         5       (474)      (29)     7,269       447
 Class F                       927        57         9    -<F4>        (64)       (4)       872        53
 Class R-5<F2>               1,971       119         1    -<F4>          -        -     1,972       119

 Total net increase
 (decrease) in Fund        $64,251     3,936    $3,829       234   $(19,589)   (1,199)   $48,491     2,971


 Year ended July 31, 2001

 Class A                   $23,619     1,476    $3,144       197   $(14,159)     (888)   $12,604       785
 Class B                     2,512       157        24         1       (133)       (8)     2,403       150
 Class C<F3>                   938        58         3    -<F4>         (6)    -<F4>       935        58
 Class F<F3>                   362        23         1    -<F4>       (208)      (13)       155        10

 Total net increase
 (decrease) in Fund        $27,431     1,714    $3,172       198   $(14,506)     (909)   $16,097     1,003

<F4>Amount less than one thousand.
<F1>Includes exchanges between share classes of the Funds.
<F2>Class R-5 shares were offered beginning July 15, 2002.
<F3>Class C and Class F shares were offered beginning March 15, 2001.

5. Investment transactions and other disclosures

The Maryland and Virginia Funds made purchases of investment securities, excluding short-term securities, of $36,841,000 and $54,399,00 and sales of $6,238,000 and $14,801,000, respectively, during the year ended July 31, 2002.

The Funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2002, the custodian fees of $3,000 each for the Maryland and Virginia Funds were offset by this reduction, rather than paid in cash.


Report of Independent Accountants

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting the American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

(signature of Price Waterhouse)
Los Angeles, California
August 30, 2002

Tax information (unaudited)

We are required to advise you within 60 days of the Maryland and Virginia Funds' fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2002, The Tax-Exempt Fund of Virginia paid a long-term capital gain distribution of $228,000.

Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2003 to determine the calendar year amounts to be included on their 2002 tax returns. Shareholders should consult their tax advisers.

Other share class results (unaudited)

Returns for periods ended June 30, 2002 (the most recent calendar quarter):

The Tax-Exempt Fund of Maryland

 Class B, Class C, Class F                               1 year   Life of class

 Class B shares
 Reflecting applicable contingent deferred sales charge
    (CDSC), maximum of 5%, payable only if shares are
    sold within six years of purchase                     +0.25%      +4.65%<F1>
 Not reflecting CDSC                                      +5.25%      +6.28%<F1>

 Class C shares
 Reflecting CDSC, maximum of 1%, payable only if
    shares are sold within one year of purchase           +4.10%      +5.25%<F2>
 Not reflecting CDSC                                      +5.10%      +5.25%<F2>

 Class F shares
 Not reflecting annual asset-based fee charged by
    sponsoring firm                                       +5.68%      +5.41%<F3>


The Tax-Exempt Fund of Virginia

 Class B, Class C, Class F                               1 year   Life of class

 Class B shares
 Reflecting applicable contingent deferred sales charge
    (CDSC), maximum of 5%, payable only if shares are
    sold within six years of purchase                     +0.27%      +5.39%<F1>
 Not reflecting CDSC                                      +5.27%      +7.00%<F1>
Class C shares
 Reflecting CDSC, maximum of 1%, payable only if
    shares are sold within one year of purchase           +4.12%      +5.57%<F4>
 Not reflecting CDSC                                      +5.12%      +5.57%<F4>

 Class F shares
 Not reflecting annual asset-based fee charged
    by sponsoring firm                                    +5.43%      +4.96%<F5>


<F1> Average annual compound return from March 15, 2000, when Class B shares were first sold.

<F2> Average annual compound return from April 12, 2001, when Class C shares were first sold.

<F3> Average annual compound return from June 15, 2001, when Class F shares were first sold.

<F4> Average annual compound return from April 18, 2001, when Class C shares were first sold.

<F5> Average annual compound return from April 4, 2001, when Class F shares were first sold.


The American Funds Tax-Exempt Series I

Board of Trustees
Independent Trustees       Year first                                            Number of
                            elected a                                        portfolios in the
                             Trustee                                         Fund complex<F2>
                             of the              Principal occupation(s)        overseen by            Other director-
Name and age                Trust<F1>            during past five years           Trustee              ships<F3> held
Cyrus A. Ansary, 68           1986      President, Investment Services               3         JPMorgan Value
                                        Internatioal Co.,L.L.C.                                Opportunities Fund
                                        (holding company for various
                                        operating entities)

James C. Miller III, 60       2000      Chairman, CapAnalysis Group;                 3         Atlantic Coast Airlines
                                        Former Counselor,                                      Holdings, Inc.;
                                        Citizens for a Sound Economy                           JPMorgan Value
                                                                                               Opportunities Fund

T. Eugene Smith, 71           1986      President, T. Eugene Smith, Inc.             3         JPMorgan Value
                                        (real estate consulting,                               Opportunities Fund
                                        planning, and development)

Margita E. White, 65          2000      Retired President, Association for           3         JPMorgan Value;
                                        Maximum Service Television Inc.                         Opportunities Fund
                                                                                               Leitch Technology Corp.

Stephen G. Yeonas, 77         1986      Chairman of the Board and Chief Executive    2         None
                                        Officer, Stephen G. Yeonas Company
                                        (real estate operations)

Interested Trustees<F4>    Year first                                            Number of
                            elected a                                        portfolios in the
                             Trustee                                         Fund complex<F2>
Name, age and                of the              Principal occupation(s)        overseen by            Other director-
position with the trust     Trust<F1>            during past five years           Trustee              ships<F3> held
Stephen Hartwell, 87          1986      Chairman of the Board, Washington            2         None
Chairman Emeritus                       Management Corporation

James H. Lemon, Jr., 66       1986      Chairman of the Board and Chief              3         JPMorgan Value
Chairman of the Board                   Executive Officer, The Johnston-Lemon                  Opportunities Fund
                                        Group, Incorporated (financial services
                                        holding company)

Harry J. Lister, 66           1986      Director and President, Washington           3         JPMorgan Value
Vice Chairman of the Board              Management Corporation                                 Opportunities Fund

CAPTION>
Officers

                        Year first
                        elected an
                          officer
Name, age and             of the
position with Trust      Trust<F1>      Principal occupation(s) during past five years
Jeffrey L. Steele, 57         1999      Director and Executive Vice President, Washington Management Corporation;
President                               Former Partner, Dechert Price and Rhoads

Howard L. Kitzmiller, 72      1986      Director, Senior Vice President, Secretary and Assistant Treasurer,
Senior Vice President,                  Washington Management Corporation
Secretary and Treasurer

Lois A. Erhard, 50            1988      Vice President, Washington Management Corporation
Vice President

Michael W. Stockton, 35       1996      Vice President, Assistant Secretary and Assistant Treasurer, Washington
Assistant Vice President,               Management Corporation
Assistant Secretary and
Assistant Treasurer

J. Lanier Frank, 41           1998      Assistant Vice President, Washington Management Corporation
Assistant Vice President

Ashley L. Shaw, 33<F5>        2000      Assistant Secretary, Washington Management Corporation; Former Attorney/Law Clerk
Assistant Secretary


The Statement of Additional Information includes additional information about the Trust's Trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC, 20005, attention: Trust Secretary.


<F1> Trustees and officers of the Trust serve until their resignation, removal or retirement.
<F2> In each instance where a Trustee of the Trust serves on other Funds affiliated with The American Funds Group, such service is as a Director of Washington Mutual Investors Fund.
<F3>This includes all directorships other than those in The American Funds Group that are held by each Trustee as a director of a public company or a registered investment company.
<F4>"Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Trust's Business Manager, Washington Management Corporation.
<F5>Ashley L. Shaw is the daughter of James H. Lemon, Jr.


The American Funds Tax-Exempt Series I



Offices of the Funds and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823


Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987


Independent accountants
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were higher (0.74% for the Maryland Fund and 0.75% for the Virginia Fund) than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sale charge (CDSC) of up to 5% that declines over time. For the Maryland and Virginia Funds, Class C shares were subject to annual expenses 0.89% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (0.24% for the Maryland Fund and 0.50% for the Virginia
Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the Funds' services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Funds. If used as sales material after September 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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